Total
MassMutual Select T. Rowe Price Retirement 2060 Fund
MassMutual Select T. Rowe Price Retirement 2060 Fund
MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Retirement 2005 Fund
MassMutual Select T. Rowe Price Retirement 2010 Fund
MassMutual Select T. Rowe Price Retirement 2015 Fund
MassMutual Select T. Rowe Price Retirement 2020 Fund
MassMutual Select T. Rowe Price Retirement 2025 Fund
MassMutual Select T. Rowe Price Retirement 2030 Fund
MassMutual Select T. Rowe Price Retirement 2035 Fund
MassMutual Select T. Rowe Price Retirement 2040 Fund
MassMutual Select T. Rowe Price Retirement 2045 Fund
MassMutual Select T. Rowe Price Retirement 2050 Fund
MassMutual Select T. Rowe Price Retirement 2055 Fund
MassMutual Select T. Rowe Price Retirement 2060 Fund
(the “Funds”)
Supplement dated July 1, 2021 to the
Prospectus dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.
Effective August 1, 2021, the following information will replace similar information for the Funds found in the Prospectus in the section titled Annual Fund Operating Expenses and Example in the section titled Fees and Expenses of the Fund:

MassMutual Select T. Rowe Price Retirement 2060 Fund (page 110 of the Prospectus)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - MassMutual Select T. Rowe Price Retirement 2060 Fund		Class I	Class M5	Class M4	Class M3
Management Fees	[1],[2]	0.61%	0.76%	0.76%	0.76%
Distribution and Service (Rule 12b-1) Fees		none	none	0.25%	0.50%
Other Expenses	[2]	none	none	none	none
Acquired Fund Fees and Expenses	[2]	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses		0.63%	0.78%	1.03%	1.28%
Expense Reimbursement		(0.17%)	(0.14%)	(0.14%)	(0.14%)
Total Annual Fund Operating Expenses after Expense Reimbursement	[3]	0.46%	0.64%	0.89%	1.14%
[1]	The Management Fees will decline over time in accordance with a predetermined contractual fee schedule, with any annual decrease occurring on June 1st of each year. The fee schedule can only be changed with approval by the Fund’s Board of Trustees, and, if required by SEC rules, the Fund’s shareholders.
[2]	Management Fees, Other Expenses, and Acquired Fund Fees and Expenses have been restated to reflect current fees.
[3]	The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2023, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.46%, 0.64%, 0.89%, and 1.14% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - MassMutual Select T. Rowe Price Retirement 2060 Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class I	47	176	327	766
Class M5	65	228	414	950
Class M4	91	307	549	1,244
Class M3	116	385	683	1,530

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE